Property, Plant, and Equipment - Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 3,597	$ 3,338	$ 3,090
Accumulated depreciation	(1,998)	(1,881)	(1,771)
Property, plant and equipment - net	1,599	1,457	1,319
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	952	937	856
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		2,057	1,965
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 465	320	240
Other fixed assets
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment		$ 24	$ 29